Information on Regulatory Capital and Capital Adequacy Ratios (Tables)	12 Months Ended
Dec. 31, 2023
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III	Information on regulatory capital and capital adequacy indicators is presented below:
	Total assets, risk-weighted assets and components of the	Local and Overall consolidated	Local and Overall consolidated
	effective equity according to Basel III	December 2023	December 2022
Item No.	Item description	MCh$	MCh$

1	Total assets according to the statement of financial position	55,792,552	55,255,362
2	Non-consolidated investment in subsidiaries	—	—
3	Assets discounted from regulatory capital, other than item 2	168,765	165,833
4	Derivative credit equivalents	886,789	1,276,512
4.1	Financial derivative contracts	2,084,441	2,987,106
5	Contingent loans	2,827,120	2,756,396
6	Assets generated by the intermediation of financial instruments	—
7	= (1-2-3+4-4.1+5-6) Total assets for regulatory purposes	57,253,255	56,135,331
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	31,887,173	30,657,020
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	—	—
9	Market risk weighted assets (MRWA)	1,693,317	1,365,367
10	Operational risk weighted assets (ORWA)	4,110,324	3,630,835
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)	37,690,814	35,653,222
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)	37,690,814	35,653,222
12	Owner’s equity	5,237,283	4,858,325
13	Non-controlling interest	2	2
14	Goodwill	—	—
15	Excess minority investments	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)	5,237,285	4,858,327
17	Additional deductions to core tier 1 capital, other than item 2	60,992	(18,940)
18	= (16-17-2) Core Tier 1 Capital (CET1)	5,176,293	4,839,387
19	Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	—	178,266
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)	—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)	—	—
23	Discounts applied to AT1	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	—	178,266
25	= (18+24) Tier 1 Capital	5,176,293	5,017,653
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	398,590	383,213
27	Subordinated bonds imputed as Tier 2 capital (T2)	1,003,701	972,550
28	= (26+27) Equivalent tier 2 capital (T2)	1,402,291	1,355,763
29	Discounts applied to T2	—	—
30	= (28-29) Tier 2 capital (T2)	1,402,291	1,355,763
31	= (25+30) Effective equity	6,578,584	6,373,416
32	Additional basic capital required for the constitution of the conservation buffer	706,706	445,669
33	Additional basic capital required to set up the countercyclical buffer	—	—
34	Additional basic capital required for banks qualified as systemic	235,569	111,417
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	—	—

Schedule of Capital Adequacy Ratios and Regulatory Compliance According To Basel III
	Local and Overall consolidated	Local and Overall consolidated
	December 2023	December 2022
Capital Adequacy Ratios and Regulatory Compliance according to Basel III	%	%
Leverage Ratio	9.04%	8.62%
Leverage Ratio that the bank must meet, considering the minimum requirements	3%	3%
CET 1 Capital Ratio	13.73%	13.57%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	5.13%	4.81%
Capital buffer shortfall	0%	0%
Tier 1 Capital Ratio	13.73%	14.07%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	6%	6%
Total or Regulatory Capital Ratio	17.45%	17.88%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	8.63%	8.31%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	8%	8%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	10.50%	9.56%
Credit rating	A	A
Regulatory compliance for Capital Adequacy
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	1.25%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	19.16%	20.02%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	0%	3.68%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	0%	0.50%